Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 – INCOME TAXES

The components of the Company’s income tax expense (benefit) are as follows:

	Years Ended
	December 31,
	2017	2016
Current:
Federal	$5,253	$4,994
State	862	966
	6,115	5,960
Deferred:
Federal	(859)	(1,172)
State	(171)	(277)
	(1,030)	(1,449)
	$5,085	$4,511

A reconciliation of income taxes calculated using the statutory federal income tax rate (34% in 2017 and 2016) to the Company’s income tax expense for the years ended December 31 is as follows:

	Years Ended
	December 31,
	2017		2016
	Amount	%	Amount	%
Income taxes at statutory rate	$4,540	34.0%	$4,181	34.0%
Non-deductible expense	48	0.4%	38	0.3%
State income taxes, net of federal tax effect	450	3.4%	454	3.7%
Effect of increase in statutory rate for current year	80	0.6%	56	0.5%
Tax rate adjustments	(12)	(0.1)%	-	0.0%
Other credits and changes in estimate	(21)	(0.2)%	(218)	(1.8)%
Income tax expense	$5,085	38.0%	$4,511	36.7%

Deferred tax assets and liabilities were as follows:

	As of December 31,
	2017	2016
Deferred tax assets:
Accounts receivable	$253	$282
Accrued charge-backs	594	660
Other accrued liabilities	424	1,110
Goodwill	274	563
Financing liability	13,574	20,628
Transaction costs	579	-
Stock based compensation	165	62
Other, net	215	386
	16,078	23,691

Deferred tax liabilities:
Prepaid expenses	(202)	(181)
Inventories	(1,531)	(2,042)
Property and equipment	(9,178)	(14,807)
Intangible assets	(5,023)	(7,547)
	(15,934)	(24,577)

Net deferred tax assets/ (liabilities)	$144	$(886)

No significant increases or decreases in the amounts of unrecognized tax benefits are expected in the next 12 months.

The Company is subject to U.S. federal income tax and income tax in the states of Florida, Arizona and Colorado. The Company is no longer subject to the examination by Federal and state taxing authorities for years prior to 2014. The Company recognizes interest and penalties related to income tax matters in income tax (benefit) expense. Interest and penalties recorded in the Statements of Income for the periods presented were insignificant.

New Tax Legislation

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant changes to U.S. tax laws including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from the current top rate of 35% to 21%. As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate. This revaluation resulted in a benefit of $12 to income tax expense.